Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement of comprehensive income [abstract]
Profit	€ 47.4	€ 22.3
Other comprehensive income/(loss):
Actuarial gains/(losses) on defined benefit pension plans	26.1	(13.0)
Taxation (charge)/credit on measurement of defined benefit pension plans	(8.4)	3.7
Items not reclassified to the Statement of Profit or Loss	17.7	(9.3)
(Loss)/gain on investment in foreign subsidiary, net of hedge	(5.1)	0.7
Effective portion of changes in fair value of cash flow hedges	23.8	(3.1)
Taxation charge relating to components of other comprehensive income	(5.1)	(0.5)
Items that may be subsequently reclassified to the Statement of Profit or Loss	13.6	(2.9)
Other comprehensive income/(loss) for the period, net of tax	31.3	(12.2)
Total comprehensive income for the period	78.7	10.1
Equity owners of the parent	78.8	10.2
Non-controlling interests	€ (0.1)	€ (0.1)